Share capital (Details Narrative) - shares	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued on return to treasury shares	(9,098)
Shares issued on vesting of RSUs (in shares)	118,433	91,635
Sideqik [Member]
IfrsStatementLineItems [Line Items]
Shares issued on return to treasury shares	9,099
Shares for services	114,058